Transactions with associates companies (Details Textual)	3 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure Of Transactions with associates companies [Line Items]
Notional amount	$ 275,000,000	$ 275,000,000	$ 275,000,000
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Loans received		606		$ 800
Related parties [member]
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	$ 47,000	$ 91,000
Top of range [member]
Disclosure Of Transactions with associates companies [Line Items]
Notional amount					$ 800
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Royalty percentage	3
Buenaventura [Member]
Disclosure Of Transactions with associates companies [Line Items]
Notional amount	$ 125